Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Pax World Funds Series Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0000076721
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2022
Prospectus Date	rr_ProspectusDate	May 02, 2022
Pax Global Sustainable Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

3)	Effective immediately, the FTSE Global Infrastructure Opportunities Index will replace the S&P Global Infrastructure (Net) Index as the primary benchmark for Pax Global Sustainable Infrastructure Fund because IAM believes the FTSE Global Infrastructure Opportunities Index is a more appropriate broad-based securities market index representing the universe of securities in which the Fund may invest.